Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Trading assets and liabilities
Schedule of trading assets and liabilities

	30 June	31 December
	2024	2023
	£m	£m
Assets
Loans
Reverse repos	18,245	23,694
Collateral given	7,506	9,141
Other loans	487	762
Total loans	26,238	33,597
Securities
Central and local government
- UK	5,170	2,729
- US	5,507	2,600
- Other	4,646	3,062
Financial institutions and corporate	4,413	3,563
Total securities	19,736	11,954
Total	45,974	45,551

Liabilities
Deposits
Repos	29,321	26,902
Collateral received	14,030	15,075
Other deposits	800	1,150
Total deposits	44,151	43,127
Debt securities in issue	307	706
Short positions
Central and local government
- UK	2,515	1,893
- US	813	2,071
- Other	4,836	4,049
Financial institutions and corporate	1,545	1,790
Total short positions	9,709	9,803
Total	54,167	53,636